Occupational healthcare obligation - Narrative (Details) - ZAR (R) R in Millions				12 Months Ended
	Dec. 19, 2019	Jul. 26, 2019	May 03, 2018	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Take-up rate (as a percent)				60.00%
Total settlement amount		R 5,000	R 5,000
Provision of guarantees	R 1,372
Legal proceedings provision				R 1,017	R 1,194	R 1,282	R 1,274
Occupational Healthcare provision
Disclosure of other provisions [line items]
Nominal discount rate				7.83%	6.65%	8.25%
Legal proceedings provision				R 1,017	R 1,194	R 1,282